Common Stock Options, Warrants, and Restricted Stock Units (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Schedule Summarizes Changes in Stock Option

The following schedule summarizes the changes in the Company’s stock options:

			Weighted		Weighted
	Options Outstanding		Average		Average
	Number	Exercise	Remaining	Aggregate	Exercise
	Of	Price	Contractual	Intrinsic	Price
	Shares	Per Share	Life	Value	Per Share

Balance at December 31, 2016	2,402,500	$0.50-15	4.05 years	$-	$0.81

Options granted	-	$-	-		$-
Options exercised	-	$-	-		$-
Options expired	(1,180,000)	$0.50-1.00	-		$0.53

Balance at September 30, 2017	1,222,500	$0.50-15	3.16 years	$-	$1.08

Exercisable at September 30, 2017	1,030,829	$0.50-15	3.06 years	$-	$1.18

The following schedule summarizes the changes in the Company’s stock options:

			Weighted		Weighted
	Options Outstanding		Average		Average
	Number	Exercise	Remaining	Aggregate	Exercise
	Of	Price	Contractual	Intrinsic	Price
	Shares	Per Share	Life	Value	Per Share

Balance at December 31, 2014	87,850	$9.00-15.00	3.42 years	$-	$14.00

Options granted	-	$-	-		$-
Options exercised	-	$-	-		$-
Options expired	(36,500)	$9.00-21.00	-		$12.00

Balance at December 31, 2015	51,350	$12.00-15.00	7.12 years	$-	$15.00

Options granted	2,370,000	$0.50-1.00	-		$0.62
Options exercised	-	$-	-		$-
Options expired	(18,850)	$0.12-0.15	-		$14.84

Balance at December 31, 2016	2,402,500	$0.50-15	4.05 years	$-	$0.81

Exercisable at December 31, 2016	1,939,062	$0.50-15	3.95 years	$-	$0.88

Schedule Summarizes Changes in Stock Warrants

The following schedule summarizes the changes in the Company’s stock warrants:

			Weighted		Weighted
	Warrants Outstanding		Average		Average
	Number	Exercise	Remaining	Aggregate	Exercise
	Of	Price	Contractual	Intrinsic	Price
	Shares	Per Share	Life	Value	Per Share

Balance at December 31, 2016	3,579,505	$0.10-10	0.52 years	$749	$4.45

Warrants granted	-	$-	-		$-
Warrants exercised	-	$-	-		$-
Warrants expired/cancelled	(3,274,055)	$0.10-4.60	-		$4.62

Balance at September 30, 2017	305,450	$0.40-10	1.44 years	$-	$2.64

Exercisable at September 30, 2017	305,450	$0.40-10	1.44 years	$-	$2.64

The following schedule summarizes the changes in the Company’s common stock warrants:

			Weighted	Weighted
	Warrants Outstanding		Average	Average
	Number	Exercise	Remaining	Aggregate	Exercise
	Of	Price	Contractual	Intrinsic	Price Per
	Shares	Per Share	Life	Value	Share

Balance at December 31, 2014	23,107,701	$0.01-25	2.86 years	$-	$1

Warrants granted	312,500	$0.10-0.15	2.94 years		$0.13
Warrants exercised	(2,856,041)	$0.30	-		$0.30
Warrants adjusted (1)	(13,601,951)	$0.10-0.15	-		0.01
Warrants expired/cancelled	(158,706)	$6.00-25.00	-		$8.76

Balance at December 31, 2015	6,803,503	$0.1-10	1.90 years	$2,052,699	$0.81

Warrants granted	233,334	$0.40	1.71 years		$0.34
Warrants exercised	(202,500)	$0.10	-		$0.10
Warrants expired/cancelled	(3,254,832)	$0.01-6.00	-		$0.13

Balance at December 31, 2016	3,579,505	$0.01-10	0.52 years	$749	$4.45

Exercisable at December 31, 2016	3,579,505	$0.01-10	0.52 years	$749	$4.45

(1)	Based upon Delaware law and on the terms and conditions set forth in the applicable warrant agreement, any adjustments to the warrants were limited to a floor price of $0.001. Pursuant to the defective warrant exercise notice using an exercise price below $0.001, the Company issued at total of 1,473,777 shares of common stock to the warrant holders, which the Company believes are voidable, and also recorded 16,009,450 warrants outstanding to the holder on the Company’s financial statements for the year ended December 31, 2014, and for the periods ending March 31 and June 30, 2015. Management believes that the warrants were recorded in error during the periods presented, and has recorded the revised number of warrants outstanding at September 30, 2015 at 2,407,500, which reflects the number of shares of common stock purchase warrants outstanding and exercisable under the terms of the warrants at an exercise price of $0.001 per share. This net adjustment of 13,601,951 warrants has been reflected in the schedule for the twelve months ending December 31, 2015. The Company reached a Settlement Agreement in 2016 with this warrant holder to cancel all the remaining 2,407,500 warrants in exchange for 50,000 shares of Series A Preferred.

Schedule Summarizes Changes in Restricted Stock Units

The following schedule summarizes the changes in the Company’s restricted stock units:

Weighted
	Number	Average
	Of	Grant Date
	Shares	Fair Value

Balance at December 31, 2016	-	$-

RSU’s granted	12,560,000	$0.07
RSU’s vested	-	$-
RSU’s forfeited	-	$-

Balance at September 30, 2017	12,560,000	$0.07